ING Life Insurance and Annuity Company

Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation

Supplement dated November 25, 2005 to the

Contract Prospectus, Contract Prospectus Summary and

Statement of Additional Information, each dated April 29, 2005

The information in this Supplement updates and amends certain information contained in the Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI), each dated April 29, 2005, as supplemented. Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI.

1. Effective October 31, 2005, ING Salomon Brothers Fundamental Value Portfolio changed its name to ING Davis Venture Value Portfolio. Accordingly, all references to ING Salomon Brothers Fundamental Value Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are replaced with ING Davis Venture Value Portfolio.

2. The information for the ING Salomon Brothers Fundamental Value Portfolio appearing in the Fund Expense Table beginning on page 7 of the Contract Prospectus is deleted and replaced with the following to reflect changes in fund name and changes in fund fees and expenses effective October 31, 2005.

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING Davis Venture Value Portfolio (Service Class)(9)	0.80%	--	0.35%	1.15%	--	1.15%

3. The information for ING Salomon Brothers Fundamental Value Portfolio appearing in Appendix IV – Fund Descriptions in the Contract Prospectus is deleted and replaced with the following to reflect changes in fund name, subadviser and principal investment strategies effective October 31, 2005.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. -- ING Davis Venture Value Portfolio (formerly ING Salomon Brothers Fundamental Value Portfolio) (Service Class)	ING Life Insurance and Annuity Company Subadviser: Davis Selected Advisers, L.P.

A non-diversified portfolio that seeks long-term growth of capital. Under normal circumstances, invests majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

X.75996-05D C05-1122-014R (11/05)	Page 1 of 2	November 2005

6. The information for ING Salomon Brothers Fundamental Value Portfolio appearing in the Fund Expense Table on page 11 of the Contract Prospectus Summary is deleted and replaced with the following to reflect changes in fund name and changes in fund fees and expenses effective October 31, 2005.

	Column 1	Column 2	Column 3
	Maximum Subaccount Annual Expenses	Total Annual Fund Operating Expenses	Total Annual Expenses (Subaccount Plus Fund Expenses)
ING Davis Venture Value Portfolio (Service Class)	1.50%	1.15%	2.65%

Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement.

X.75996-05D C05-1122-014R (11/05)	Page 2 of 2	November 2005

ING Life Insurance and Annuity Company

Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation

Supplement dated November 25, 2005

to the Contract Prospectus, Contract Prospectus Summary, and

Statement of Additional Information, each dated April 29, 2005, as supplemented

The information in this Supplement updates and amends certain information contained in the Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). You should read this Supplement along with the current Contract Prospectus, Contract Prospectus Summary, and SAI.

Effective December 5, 2005, ING VP MagnaCap Portfolio (Class I) will be merged into the ING VP Value Opportunity Portfolio (Class I). After the close of business on December 2, 2005, all existing account balances invested in the ING VP MagnaCap Portfolio will be transferred to the ING VP Value Opportunity Portfolio. Accordingly, as a result of the merger, effective December 5, 2005 all references to the ING VP MagnaCap Portfolio in the contract prospectus, contract prospectus summary and SAI are deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP MagnaCap Portfolio will be automatically allocated to the ING VP Value Opportunity Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING

USFS Customer Service

Defined Contribution Administration, TS21

151 Farmington Avenue

Hartford, CT 06156-1277

1-800-262-3862

See also the Transfers section of your contract prospectus for further information about making fund allocation changes.

Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement.

X.75996-05C C05-1122-014R (11/05)	November 2005